Income Taxes, Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of unrecognized income tax benefits
Unrecognized tax benefits balance at beginning of year	$ 42	$ 39	$ 38
Additions for tax positions of current year	6	11	7
Additions for tax positions of prior years	1	3	2
Reductions for tax positions of prior years	(1)	(1)	(2)
Reductions for settlements of tax positions			(1)
Reductions for lapses in statutes of limitations	(2)	(10)	(5)
Unrecognized tax benefits balance at end of year	$ 46	$ 42	$ 39